STOCK OPTIONS AND WARRANTS (Details 4) - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Number of Shares
Outstanding, Beginning	478,850		478,850	148,500
Issued	315,000		350	330,000
Exercised
Expired/Canceled
Outstanding, Ending	793,850	793,850	478,850	478,850
Weighted Average Exercise Price
Outstanding, Beginning	$ 4.00		$ 4.00	$ 9.00
Issued	14.00		1.60	2.00
Exercised
Expired/Canceled
Outstanding, Ending	$ 8.10	$ 8.10	$ 4.00	$ 4.00
Warrant [Member]
Number of Shares
Outstanding, Beginning	24,300	24,300	26,300	26,300
Issued		57,500
Exercised
Expired/Canceled		(11,550)	(2,000)
Outstanding, Ending	70,250	70,250	24,300	26,300
Weighted Average Exercise Price
Outstanding, Beginning	$ 61.00	$ 91.00	$ 58.00	$ 58.00
Issued		100.00
Exercised
Expired/Canceled		100.00	25.00
Outstanding, Ending	$ 86.00	$ 86.00	$ 61.00	$ 58.00